Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

On January 29, 2018, the Company sold to certain accredited investors an aggregate of 484,848 ADSs in a registered direct offering at $8.25 per ADS resulting in proceeds of approximately NIS 12,500 ($3,600) net of issuance costs. In addition, the Company issued to the investors unregistered warrants to purchase 266,667 ADSs in a private placement. The investor warrants may be exercised until February 7, 2019 and have an exercise price of $12.00 per ADS, subject to adjustment as set forth therein. The investor warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. The Company paid approximately $305 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase 24,242 ADS on the same general terms as the investor warrants except they have an exercise price of $10.31 per ADS.